Income Taxes - Schedule of Deferred Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred income tax assets:
Net operating loss carry forwards	$ 55,294	$ 31,785
Temporary differences due to accrued warranty costs	666	706
Temporary differences due to bonus and vacation accrual	22	16
Employment turnover	283	666
Investment in subsidiaries	3,103	3,257
Credits	16	16
Allowance for bad debts	335	1,196
Fair value adjustment arising from subsidiaries acquisition	3,377	358
Other temporary differences	3,077	1,041
Total deferred tax assets	66,173	39,041
Valuation allowance	(65,325)	(38,017)
Total deferred income tax assets	848	1,024
Deferred income tax liabilities:
Fair value adjustment arising from subsidiaries acquisition	4,031	3,680
Other	168
Total deferred income tax liabilities	4,199	3,680
Net deferred tax liabilities	$ 3,351	$ 2,656